Short Term Investments - Additional Information (Detail) - Trading Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 103,000	$ 2,000	$ 3,000
Unrealized holding loss on short-term investment	$ 0	$ 0	$ 0